Earnings/(loss) per Unit ("EPU") (Tables)	12 Months Ended
Dec. 31, 2021
Earnings/(loss) per Unit ("EPU")
Schedule of earnings per unit

	For the year ended December 31,
	2019	2020	2021
(Loss)/profit for the year	(34,769)	56,859	5,726
Less:
Profit attributable to GasLog’s operations*	(2,650)	—	—
Partnership’s (loss)/profit	(37,419)	56,859	5,726
Adjustment for:
Accrued preference unit distributions	(30,328)	(30,328)	(29,694)
Differences on repurchase of preference units	—	—	(2)
Partnership’s (loss)/profit attributable to:	(67,747)	26,531	(23,970)
Common unitholders	(66,268)	25,970	(23,488)
General partner	(1,479)	561	(482)
Incentive distribution rights**	—	N/A	N/A
Weighted average units outstanding (basic)
Common units	46,272,598	47,042,494	49,501,674
General partner units	975,531	1,021,336	1,049,800
(Loss)/earnings per unit (basic)
Common unitholders	(1.43)	0.55	(0.47)
General partner	(1.52)	0.55	(0.46)
Weighted average units outstanding (diluted)
Common units***	46,272,598	49,567,506	49,501,674
General partner units	975,531	1,021,336	1,049,800
(Loss)/earnings per unit (diluted)
Common unitholders	(1.43)	0.52	(0.47)
General partner	(1.52)	0.55	(0.46)

*     Includes profit of GAS-twelve Ltd. for the period prior to its transfer to the Partnership on April 1, 2019. While such amount is reflected in the Partnership’s financial statements because the transfer to the Partnership was accounted for as reorganization of entities under common control (Note 1), the aforementioned entity was not owned by the Partnership prior to its transfer to the Partnership on the respective date and accordingly the Partnership was not entitled to the cash or results generated in the period prior to such transfer.

**   The IDRs were eliminated on June 30, 2019 (Note 6). Until their elimination, they represented the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels had been achieved. GasLog held the incentive distribution rights following completion of the Partnership’s IPO. The IDRs could be transferred separately from any other interests, subject to restrictions in the Partnership Agreement. Based on the nature of such right, earnings attributable to IDRs could not be allocated on a per unit basis.

*** Includes unvested awards with respect to the 2015 Plan (Note 21) for the year ended December 31, 2020; does not include unvested awards and Class B units for the years ended December 31, 2019 and December 31, 2021, because their effect would be anti-dilutive. The 2,490,000 Class B units were issued on June 30, 2019 and are included in the weighted average number of units outstanding for the calculation of diluted EPU from July 1, 2019 and onwards. They become eligible for conversion on a one-for-one basis into common units at GasLog’s option in six tranches of 415,000 units per annum on July 1 of 2020 (Note 6), 2021(Note 6), 2022, 2023, 2024 and 2025; as a result, they do not have an impact on the calculation of basic EPU until conversion.